Share-based payments - Employee Share Purchase Plan (Details)	12 Months Ended
	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Employee Share Purchase Plan
Share-based payment
Saving period	12 months
Number of matching shares per every two shares	1
The number of shares that will be matched with one share	2
Employee Stock Purchase Plan 2020
Share-based payment
Total number of matching shares issued	4,851,070
Employee Stock Purchase Plan 2019
Share-based payment
Total number of matching shares issued		6,340,859
Employee Stock Purchase Plan 2018
Share-based payment
Number of matching shares per every two shares			4,524,101